Other Reserves - Summary of Other Reserves (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of reserves within equity [Line Items]
Beginning balance	£ 8,335	£ 10,112	£ 681
Recognised in income and expense	(34)	1	(3)
Tax recognised in other comprehensive income	(345)	445	(235)
Ending balance	10,304	8,335	10,112
Capital Redemption Reserve [Member]
Disclosure of reserves within equity [Line Items]
Beginning balance	27	27	27
Ending balance	27	27	27
Other Reserves [Member]
Disclosure of reserves within equity [Line Items]
Beginning balance	884	685	502
Exchange differences	(188)	227	29
Net fair value gain (loss) on cash flow hedges	(368)	884	381
Recognised in income and expense	277	(938)	(230)
Fair value movement on available-for-sale assets	11	(3)	(2)
Tax recognised in other comprehensive income	1	29	5
Transfers to realised profit	(83)
Ending balance	534	884	685
Other Reserves [Member] | Cash Flow Reserve [Member]
Disclosure of reserves within equity [Line Items]
Beginning balance	127	173	55
Net fair value gain (loss) on cash flow hedges	(368)	884	381
Recognised in income and expense	277	(938)	(230)
Tax recognised in other comprehensive income	10	8	(33)
Transfers to realised profit	(83)
Ending balance	(37)	127	173
Other Reserves [Member] | Available-for-Sale Reserve [Member]
Disclosure of reserves within equity [Line Items]
Beginning balance	13	16	18
Fair value movement on available-for-sale assets	11	(3)	(2)
Ending balance	24	13	16
Other Reserves [Member] | Translation Reserve [Member]
Disclosure of reserves within equity [Line Items]
Beginning balance	717	469	402
Exchange differences	(188)	227	29
Tax recognised in other comprehensive income	(9)	21	38
Ending balance	£ 520	£ 717	£ 469